Severance Pay Obligations, Net - Schedule of Principal Actuarial Assumptions (Details)	Dec. 31, 2017	Dec. 31, 2016
Classes of employee benefits expense [abstract]
Discount rate	2.80%	3.60%
Future salary increases	4.50%	4.50%